BUSINESS ACQUISITIONS AND DISPOSALS - Purchase price allocation for IT-Grad (Details) - IT-Grad - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of business combinations
Goodwill	₽ 1,877
Customer base	451
Trademark	41
Other non-current assets	160
Current assets	44
Cash and cash equivalents	13
Current liabilities	(106)
Non-current liabilities	(124)
Total consideration	2,356
Cash paid	1,515	₽ 1,515
Contingent consideration
Disclosure of business combinations
Fair value of contingent consideration	841
Preliminary amounts
Disclosure of business combinations
Goodwill	1,877
Customer base	643
Other non-current assets	32
Current assets	44
Cash and cash equivalents	13
Current liabilities	(59)
Non-current liabilities	(128)
Total consideration	2,422
Cash paid	1,515
Preliminary amounts | Contingent consideration
Disclosure of business combinations
Fair value of contingent consideration	907
Measurement period adjustments
Disclosure of business combinations
Customer base	(192)
Trademark	41
Other non-current assets	128
Current liabilities	(47)
Non-current liabilities	4
Total consideration	(66)
Measurement period adjustments | Contingent consideration
Disclosure of business combinations
Fair value of contingent consideration	₽ (66)